Note 17 - Financial Instruments (Details 3)	Nov. 30, 2016 CAD	Nov. 30, 2015 CAD
Liabilities
Accounts payable	CAD 807,295	CAD 3,027,974
Employee cost payable	1,044,151	175,172
Capital lease	CAD 0	CAD 15,660
Canada [Member]
Note 17 - Financial Instruments (Details) - Foreign Exchange Rates [Line Items]
FX rates used to translate to U.S.	1.3429	1.3353
Assets
Cash	CAD 82,714	CAD 116,096
Asset reporting currency denominated value	82,714	116,096
Liabilities
Accounts payable	449,000	1,372,196
Employee cost payable	1,402,108	233,906
Capital lease	19,914	48,231
Liability reporting currency denominated value	1,871,922	1,654,333
Net exposure	(1,689,208)	(1,538,237)
United States [Member]
Assets
Cash	136,059	86,944
Asset reporting currency denominated value	136,059	86,944
Liabilities
Accounts payable	335,021	1,027,631
Employee cost payable	1,044,151	175,171
Capital lease	14,829	36,120
Liability reporting currency denominated value	1,394,001	1,238,922
Net exposure	CAD (1,257,942)	CAD (1,151,978)